Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Goodwill And Intangible Assets [Line Items]
Disclosure Of Information For Cash-generating Unit With Significant Amount Of Goodwill Explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.17	31.12.16	31.12.17	31.12.16
Wealth Management	9.0	9.0	1.7	1.7
Wealth Management Americas	9.0	9.0	2.4	2.4
Asset Management	9.0	9.0	2.4	2.4
Investment Bank	11.0	11.0	2.4	2.4

Disclosure Of Reconciliation Of Changes InIntangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
CHF million	Total	Infrastructure	Customerrelationships,contractualrights and other	Total	31.12.17	31.12.16
Historical cost
Balance at the beginning of the year	6,311	773	739	1,512	7,823	7,821
Additions	37		64	64	101	24
Disposals	(27)		(34)	(34)	(61)	(3)
Write-offs				0	0	(75)
Foreign currency translation	(139)	(33)	(2)	(35)	(174)	57
Balance at the end of the year	6,182	741	766	1,507	7,689	7,823
Accumulated amortization and impairment
Balance at the beginning of the year		626	641	1,267	1,267	1,253
Amortization		37	32	70	70	91
Impairment[1]			0	0	0	0
Disposals			(15)	(15)	(15)	(1)
Write-offs				0	0	(75)
Foreign currency translation		(27)	(3)	(29)	(29)	(1)
Balance at the end of the year		637	655	1,292	1,292	1,267
Net book value at the end of the year	6,182	104	111	215	6,398	6,556
1 Impairment charges recorded in 2017 and 2016 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: CHF 0 million for 2017 and CHF 3 million for 2016).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
CHF million	Wealth Management	Wealth Management Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	1,303	3,571	36	1,401		6,311
Additions	37					37
Disposals	(2)			(25)		(27)
Foreign currency translation	8	(151)	(2)	6		(139)
Balance at the end of the year	1,346	3,420	34	1,382		6,182
Intangible assets
Balance at the beginning of the year	40	152	41	4	9	245
Additions / transfers	47	17				64
Disposals	(19)					(19)
Amortization	(7)	(41)	(12)	(3)	(7)	(70)
Impairment		0				0
Foreign currency translation	2	(6)	(1)	0		(5)
Balance at the end of the year	63	121	28	1	2	215

Disclosure of future amortization expenses for intangible assets [text block]
CHF million	Intangible assets
Estimated, aggregated amortization expenses for:
2018	63
2019	49
2020	42
2021	11
2022	11
Thereafter	35
Not amortized due to indefinite useful life	5
Total	215

UBS AG
Notes Goodwill And Intangible Assets [Line Items]
Disclosure Of Information For Cash-generating Unit With Significant Amount Of Goodwill Explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.17	31.12.16	31.12.17	31.12.16
Wealth Management	9.0	9.0	1.7	1.7
Wealth Management Americas	9.0	9.0	2.4	2.4
Asset Management	9.0	9.0	2.4	2.4
Investment Bank	11.0	11.0	2.4	2.4

Disclosure Of Reconciliation Of Changes InIntangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
CHF million	Total	Infrastructure	Customerrelationships,contractualrights and other	Total	31.12.17	31.12.16
Historical cost
Balance at the beginning of the year	6,311	773	739	1,512	7,823	7,821
Additions	37		64	64	101	24
Disposals	(27)		(34)	(34)	(61)	(3)
Write-offs				0	0	(75)
Foreign currency translation	(139)	(33)	(2)	(35)	(174)	57
Balance at the end of the year	6,182	741	766	1,507	7,689	7,823
Accumulated amortization and impairment
Balance at the beginning of the year		626	641	1,267	1,267	1,253
Amortization		37	32	70	70	91
Impairment[1]			0	0	0	0
Disposals			(15)	(15)	(15)	(1)
Write-offs				0	0	(75)
Foreign currency translation		(27)	(3)	(29)	(29)	(1)
Balance at the end of the year		637	655	1,292	1,292	1,267
Net book value at the end of the year	6,182	104	111	215	6,398	6,556
1 Impairment charges recorded in 2017 and 2016 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: CHF 0 million for 2017 and CHF 3 million for 2016).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
CHF million	Wealth Management	Wealth Management Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	1,303	3,571	36	1,401		6,311
Additions	37					37
Disposals	(2)			(25)		(27)
Foreign currency translation	8	(151)	(2)	6		(139)
Balance at the end of the year	1,346	3,420	34	1,382		6,182
Intangible assets
Balance at the beginning of the year	40	152	41	4	9	245
Additions / transfers	47	17				64
Disposals	(19)					(19)
Amortization	(7)	(41)	(12)	(3)	(7)	(70)
Impairment		0				0
Foreign currency translation	2	(6)	(1)	0		(5)
Balance at the end of the year	63	121	28	1	2	215

Disclosure of future amortization expenses for intangible assets [text block]
CHF million	Intangible assets
Estimated, aggregated amortization expenses for:
2018	63
2019	49
2020	42
2021	11
2022	11
Thereafter	35
Not amortized due to indefinite useful life	5
Total	215